Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 19, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2024
Effective February 26, 2025 (the Effective Date), Allspring Global Investments, LLC (Allspring) no longer serves as a subadviser to the Fund. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus and Summary Prospectus.
The first two paragraphs under the heading “Principal Investment Strategies” in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's prospectus and Summary Prospectus are hereby revised as follows:
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that collectively use various investment styles and strategies, including, for example, fundamental (bottom-up), macroeconomic (top-down), and/or quantitative methods or models, across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, including alternative strategies, that involve techniques and practices that are designed to seek capital appreciation through participation in the broad equity and other markets while hedging overall market exposure relative to traditional long-only equity strategies, which may from time to time be coupled with strategies seeking traditional long-only equity exposure. Generally, the Fund seeks to provide higher risk-adjusted returns with lower volatility compared to equity markets.
Columbia Management is responsible for providing day-to-day portfolio management of a portion of the Fund’s assets and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners) and Summit Partners Public Asset Management, LLC (Summit Partners). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.

S000055250 [Member]
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Supplement dated February 19, 2025
to the Prospectus and Summary Prospectus of the following fund (the Fund):
Fund	Prospectus and Summary Prospectus
Columbia Funds Series Trust I
Multi-Manager Directional Alternative Strategies Fund	9/1/2024
Effective February 26, 2025 (the Effective Date), Allspring Global Investments, LLC (Allspring) no longer serves as a subadviser to the Fund. Accordingly, as of the Effective Date, the changes described in this Supplement are hereby made to the Fund’s prospectus and Summary Prospectus.
The first two paragraphs under the heading “Principal Investment Strategies” in the “Summary of the Fund” and "More Information About the Fund" sections of the Fund's prospectus and Summary Prospectus are hereby revised as follows:
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that collectively use various investment styles and strategies, including, for example, fundamental (bottom-up), macroeconomic (top-down), and/or quantitative methods or models, across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, including alternative strategies, that involve techniques and practices that are designed to seek capital appreciation through participation in the broad equity and other markets while hedging overall market exposure relative to traditional long-only equity strategies, which may from time to time be coupled with strategies seeking traditional long-only equity exposure. Generally, the Fund seeks to provide higher risk-adjusted returns with lower volatility compared to equity markets.
Columbia Management is responsible for providing day-to-day portfolio management of a portion of the Fund’s assets and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners) and Summit Partners Public Asset Management, LLC (Summit Partners). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.